Related Party Transactions - Transactions with Other Entities within the Phoenix TV Group and China Mobile (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction
Advertising and promotion expenses charged by related party	¥ 2,465	¥ 2,692	¥ 4,157
Corporate administrative expenses charged by related party	5,361	5,044	7,045
Net advertising revenues	28,629	37,639	50,700
Paid services revenues	29,959	30,950	61,690
Other entities within the Phoenix TV Group
Related Party Transaction
Content provided by related party	(17,263)	(2,595)	(11,302)
Advertising and promotion expenses charged by related party	(2,477)	(2,549)	(4,157)
Corporate administrative expenses charged by related party	(1,093)	(681)	(2,057)
Trademark license fees charged by related party	(4,267)	(4,358)	(4,988)
Project cost charged by related party	(595)	(487)	(1,148)
Revenues earned from related party	12,402	10,635	15,705
China Mobile
Related Party Transaction
Net advertising revenues	17,464	23,747	23,256
Paid services revenues	29,770	30,486	60,484
Revenue sharing fees and bandwidth costs charged by related party	¥ (6,631)	¥ (6,487)	¥ (13,999)